Grants and other liabilities (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Type	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Oct. 02, 2013 USD ($)
Grants and other liabilities [Abstract]
Grants	$ 1,150,805	$ 1,225,877
Other liabilities	507,321	410,183
Grant and other non-current liabilities	$ 1,658,126	1,636,060
Number of grant types | Type	2
Income from grants	$ 59,421	59,707	$ 59,085
Solana and Mojave [Member]
Grants and other liabilities [Abstract]
Income from grants	59,300	59,600
U.S. Department of Treasury [Member]
Grants and other liabilities [Abstract]
Grants	739,000	771,000
Federal Financing Bank [Member]
Grants and other liabilities [Abstract]
Grants	410,000	452,000
Liberty Interactive Corporation [Member]
Grants and other liabilities [Abstract]
Grant and other non-current liabilities	358,000	$ 352,000
Class A membership investment				$ 300,000
Finance lease liabilities	$ 57,000
Liberty Interactive Corporation [Member] | Solana and Mojave [Member]
Grants and other liabilities [Abstract]
Percentage of dividends and taxable loss received	61.20%
Percentage of entity's revenue received once conditions are met	22.60%